UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock

New York Tax-Free Income Fund

Annual Report

8.31.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

Municipal bonds weathered a difficult environment to post positive results for the year ended August 31, 2008. Mortgage-related losses led to credit rating downgrades for municipal bond insurers. The ensuing credit concerns, along with an exodus of non-traditional municipal investors such as hedge funds, led to a sell-off in the municipal market in early 2008. However, municipal bonds enjoyed a recovery during the last six months of the period. The U.S. economic slowdown had a negative impact on tax revenues in New York. The state will face greater budgetary challenges in the next fiscal year as layoffs and a dearth of bonuses on Wall Street have further eroded income tax revenues for both the state and New York City.

“Municipal bonds weathered a
difficult environment to post
positive results for the year
ended August 31, 2008.”

Fund performance

For the year ended August 31, 2008, John Hancock New York Tax-Free Income Fund’s Class A, Class B and Class C shares postedtotal returns of 3.73%, 3.01% and 3.01%, respectively, at net asset value. By comparison, Morningstar’s muni New York long fund category produced an average return of 2.39%, while the Lehman Brothers Municipal Bond Index returned 4.48%.

The key behind the Fund’s outperformance of its Morningstar peer group average was its higher credit quality. With credit spreads — the difference between the yields of higher-and lower-quality bonds — widening significantly during the period, the portfolio’s emphasis on higher-quality securities enhanced results relative to its peer group. The portfolio’s limited exposure to insured bonds also provided a lift to performance during the implosion in the municipal insurance industry.

Bonds that finance essential services, such as water and sewer, were among the better performers in the portfolio for the 12-month period, along with education and general obligation bonds. The weakest performers were industrial development bonds, which tend to be lower-quality securities with greater economic sensitivity.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	New York Tax-Free Income Fund | Annual report

A look at performance

For the periods ended August 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)
										SEC 30-day
										yield (%)
	Inception				Since				Since	as of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	8-31-08

A	9-13-87	–0.96	3.12	3.71	—	–0.96	16.62	43.91	—	4.06

B	10-3-96	–1.96	3.00	3.60	—	–1.96	15.95	42.45	—	3.55

C	4-1-99	2.01	3.35	—	3.51	2.01	17.93	—	38.37	3.55

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.03%, Class B — 1.73%, Class C — 1.73%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | New York Tax-Free Income Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in New York Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	8-31-98	$14,245	$14,245	$16,094

C2	4-1-99	13,837	13,837	15,662

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of August 31, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes. Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

8	New York Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2008 with the same investment held until August 31, 2008.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,045.20	$5.35

Class B	1,000.00	$1,041.50	8.93

Class C	1,000.00	$1,041.50	8.93

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | New York Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,019.90	$5.28

Class B	1,000.00	1,016.40	8.82

Class C	1,000.00	1,016.40	8.82

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.04%, 1.74% and 1.74% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

10	New York Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Puerto Rico Aqueduct & Sewer Auth., 7-1-11, 7.470%	4.4%

New York State Dormitory Auth., Pers., 5-15-19, 5.50%	4.0%

Oneida County Industrial Development Agency, 7-1-29, Zero	3.4%

Triborough Bridge & Tunnel Auth., 1-1-21, 6.125%	3.3%

New York City Municipal Water Finance Auth., 6-15-33, 5.500%	2.9%

New York, State of, 12-1-17, 5.250%	2.9%

Virgin Islands Public Finance Auth., 10-1-18, 5.875%	2.7%

Port Auth. of New York & New Jersey, 10-1-19, 6.750%	2.7%

New York City Municipal Water Finance Auth., 6-15-35, 2.200%	2.5%

New York LOC Asst. Corp. Rev., 4-1-17, 5.500%	2.5%

Sector distribution[1,2]

General obligation bonds	7%	Public facility	5%

Revenue bonds		Tobacco	3%

Education	21%	Pollution	3%

Water and sewer	14%	Economic development	2%

Health	11%	Electric	2%

Industrial development	8%	Other Revenue bonds	11%

Sales tax	7%	Short-term investments & other	1%

Transportation	5%

1 As a percentage of net assets on August 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | New York Tax-Free Income Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-08

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 99.35%					$54,550,279

(Cost $52,216,704)

California 1.64%					900,000

California, State of
GO Ref Daily Kindergarten Univ Ser
2004A–4 (V)	2.240%	05-01-34	AA	$900	900,000

New York 84.32%					46,295,524

Albany Parking Auth,
Rev Ref Bond Ser 2001A	5.625	07-15-25	BBB+	385	424,428
Rev Bond Ser 2001A	5.625	07-15-25	BBB+	365	371,194

Chautauqua Tobacco Asset
Securitization Corp,
Rev Ref Asset Backed Bond (G)	6.750	07-01-40	BBB+	1,000	1,022,170

Herkimer County Industrial
Development Agency,
Rev Ref Folts Adult Home Ser 2005A	5.500	03-20-40	Aaa	1,000	1,034,680

Monroe Newpower Corp,
Rev Ref Pwr Facil	5.100	01-01-16	BBB	1,000	988,730

Nassau County Industrial
Development Agency,
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001A	6.250	11-01-21	A3	275	285,354

New York City Industrial
Development Agency,
Rev Civic Facil Lycee Francais de
NY Proj Ser 2002A (D) (G)	5.375	06-01-23	BBB	1,000	925,440
Rev Civic Facil Polytechnic
Univ Proj	6.125	11-01-30	AAA	1,000	1,093,340
Rev Ref Polytechnic University Proj (D)	5.250	11-01-27	BB+	1,000	908,800
Rev Spec Airport Facil Airis JFK I
LLC Proj Ser 2001A	5.500	07-01-28	BBB–	1,000	837,520
Rev Terminal One Group Assn Proj	5.500	01-01-21	BBB+	1,000	1,002,310

New York City Industrial Dev Agy,
Rev Ref Brooklyn Navy Yard
Cogen Partners	5.650	10-01-28	BB+	1,000	959,390
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB+	1,000	1,009,680

See notes to financial statements

12	New York Tax-Free Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York (continued)

New York City Municipal Water
Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000%	06-15-33	AAA	$740	$798,911
Ser. F Sub. Ser. F-2 (V)	2.200	06-15-35	AAA	1,400	1,400,000
Rev Unref Bal Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AAA	460	493,042
Rev Ref Wtr & Swr Sys Cap Apprec
Ser 2001D	Zero	06-15-20	AAA	2,000	1,184,640
Rev Ref Wtr & Swr Sys	5.500	06-15-33	AAA	1,500	1,606,260

New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B	6.000	11-15-29	AAA	1,000	1,076,780
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-1-11 then 14.000%	Zero	11-01-29	AAA	1,000	895,990
Rev Lease State Univ Dorm Facil
Ser 2000A	6.000	07-01-30	AA–	1,000	1,080,720

New York State Dormitory Auth, Pers.
Income Tax
Rev Ed. Ser. A	5.000	03-15-27	AAA	1,000	1,036,860
Rev Cap Apprec FHA Insd Mtg
Ser 2000B (G)	Zero	08-15-40	AA	3,000	419,490
Rev Miriam Osborn Mem Home
Ser 2000B (D)	6.875	07-01-25	BBB–	750	769,028
Rev North Shore L I Jewish Grp	5.375	05-01-23	Aaa	1,000	1,116,180
Rev Ref Orange Regl Med Ctr	6.125	12-01-29	Ba1	750	728,753
Rev Unref City Univ 4th Ser 2001A	5.250	07-01-31	AA–	130	140,626
Rev Ref State Univ Edl Facil
Ser 1993A	5.500	05-15-19	AA–	2,000	2,220,980
Rev State Univ Edl Facil Ser 2000B	5.375	05-15-23	AAA	1,000	1,065,970
Rev Ref State Univ Edl Facil
Ser 1993A (D)	5.250	05-15-15	AAA	1,000	1,092,520
Rev Ref Univ of Rochester Defd
Income Ser 2000A (Zero to 7-1-10
then 6.050%) (D)	Zero	07-01-25	AA	1,000	964,890

New York State Environmental
Facilities Corp,
Rev Unref Bal Poll Control
Ser 1991E	6.875	06-15-10	AAA	20	20,080

New York, State of
GO Ultd,
Ser. B	5.250	12-01-17	AA	1,500	1,595,325
Ser. J	5.000	05-15-23	AA	1,000	1,021,330

New York LOC Asst Corp Rev.,
Ref. Ser. C	5.500	04-01-17	AAA	1,225	1,379,080

New York State Thruway
Authority Second,
Rev Gen Hwy & Brdg Tr Fd Ser 2008A	5.000	04-01-22	AA	500	524,440

Oneida County Industrial
Development Agency,
Rev Civic Facilities Hamilton
College Proj Ser 20007A (D)	Zero	07-01-29	AA	5,330	1,873,015

See notes to financial statements

Annual report | New York Tax-Free Income Fund	13

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York (continued)

Onondaga County Industrial
Development Agency,
Rev Sr Air Cargo (G)	6.125%	01-01-32	BBB–	$1,000	$913,320

Orange County Industrial
Development Agency,
Rev Civic Facil Arden Hill Care
Ctr Newburgh Ser 2001C (G)	7.000	08-01-31	B+	500	508,460

Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB–	1,500	1,500,270

Suffolk County Industrial
Development Agency,
Rev Civic Facil Huntington Hosp
Proj Ser 2002B	6.000	11-01-22	BBB	1,000	1,023,260

Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y	6.125	01-01-21	AAA	1,500	1,800,420
Ser D	5.000	11-15-31	A+	1,000	1,013,500

TSASC, Inc.,
Rev Tobacco Settlement Asset
Backed Bond Ser 1	5.500	07-15-24	AAA	730	788,743

Upper Mohawk Valley Regional Water
Finance Auth,
Rev Wtr Sys Cap Apprec (D)	Zero	04-01-22	Aa3	2,230	1,168,966

Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A	6.000	11-01-30	BBB–	1,150	1,109,359

Yonkers Industrial Development Agency,
Rev Cmty Dev Pptys Yonkers Inc
Ser 2001A	6.625	02-01-26	Baa3	1,000	1,101,280

Puerto Rico 9.57%					5,257,253

Puerto Rico, Commonwealth of,
GO Unltd Ser 975 (D)(M)(P)	7.920	07-01-18	Aaa	500	571,690

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (D)(M)(P)	7.470	07-01-11	AAA	2,000	2,404,320

Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd) (D)	6.250	07-01-12	AA	1,110	1,194,105

Puerto Rico Public Finance Corp,
Rev Preref Commonwealth Approp
Ser 2002E	5.500	08-01-29	BBB–	1,005	1,087,138

Virgin Islands 3.82%					2,097,502

Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note
Ser 1999A	6.500	10-01-24	BBB+	535	586,927
Rev Sub Lien Fund Ln Notes
Ser 1998E (G)	5.875	10-01-18	BBB–	1,500	1,510,575

See notes to financial statements

14	New York Tax-Free Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Par value
State, issuer, description	(000)	Value

Short-term investments 0.26%		$143,000

(Cost $143,000)

Joint Repurchase Agreement 0.26%		143,000

Joint Repurchase Agreement with Barclays PLC dated
8-29-08 at 2.02% to be repurchased at $143,032
on 9-02-08, collateralized by $125,048 U.S. Treasury
Inflation Indexed Note, 2.50%, due 7-15-16
(valued at $145,860, including interest).	$143	143,000

Total investments (Cost $52,359,704)† 99.61%		$54,693,279

Other assets and liabilities, net 0.39%		$212,001

Total net assets 100.00%		$54,905,280

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investments

ACA Financial Guaranty Corp.	4.76
Ambac Financial Group, Inc.	4.32
Financial Guaranty Insurance Company	2.00
Financial Security Assurance, Inc.	1.05
Municipal Bond Insurance Association	9.58

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(M) Inverse floater bond purchased on secondary market.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2008.

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $52,297,040. Net unrealized appreciation aggregated $2,396,239, of which $3,014,744 related to appreciated investment securities and $618,505 related to depreciated investment securities.

See notes to financial statements

Annual report | New York Tax-Free Income Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $52,359,704)	$54,693,279
Receivable for shares sold	59,329
Interest receivable	665,303
Receivable from affiliates	2,543

Total assets	55,420,454

Liabilities

Due to custodian	56,401
Payable for shares repurchased	354,235
Payable to affiliates
Management fees	22,461
Distribution and service fees	19,739
Other	12,347
Other payables and accrued expenses	49,991

Total liabilities	515,174

Net assets

Capital paid-in	53,158,801
Accumulated net realized loss on investments	(606,165)
Net unrealized appreciation of investments	2,333,575
Accumulated net investment income	19,069

Net assets	$54,905,280

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($44,081,354 ÷ 3,684,943 shares)	$11.96
Class B ($7,825,645 ÷ 654,212 shares)[1]	$11.96
Class C ($2,998,281 ÷ 250,631 shares)[1]	$11.96

Maximum offering price per share

Class A ($11.96 ÷ 95.5%)[2]	$12.52

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	New York Tax-Free Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 8-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$2,871,021

Total investment income	2,871,021

Expenses

Investment management fees (Note 4)	270,335
Distribution and service fees (Note 4)	248,282
Transfer agent fees (Note 4)	39,239
Accounting and legal services fees (Note 4)	5,595
Custodian fees	27,189
Professional fees	21,243
Printing fees	18,852
Blue sky fees	8,536
Trustees’ fees	3,224
Miscellaneous	4,484

Total expenses	646,979
Less expense reductions (Note 4)	(696)

Net expenses	646,283

Net investment income	2,224,738

Realized and unrealized gain (loss)

Net realized loss on investments	(43,829)
Change in net unrealized depreciation of investments	(277,248)

Net realized and unrealized loss	(321,077)

Increase in net assets from operations	$1,903,661

See notes to financial statements

Annual report | New York Tax-Free Income Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-07	8-31-08

Increase (decrease) in net assets

From operations
Net investment income	$2,338,321	$2,224,738
Net realized gain (loss)	42,349	(43,829)
Change in net unrealized appreciation (depreciation)	(1,759,574)	(277,248)

Increase in net assets resulting from operations	621,096	1,903,661

Distributions to shareholders
From net investment income
Class A	(1,773,258)	(1,769,992)
Class B	(424,606)	(324,308)
Class C	(132,621)	(110,644)
	(2,330,485)	(2,204,944)
From Fund share transactions (Note 5)	(3,989,619)	725,279

Total increase (decrease)	(5,699,008)	423,996

Net assets

Beginning of year	60,180,292	54,481,284

End of year[1]	$54,481,284	$54,905,280

1 Includes accumulated net investment income of $19,072 and $19,069, respectively.

See notes to financial statements

18	New York Tax-Free Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-04	8-31-05	8-31-06	8-31-07	8-31-08

Per share operating performance

Net asset value, beginning of year	$12.10	$12.46	$12.61	$12.40	$12.03
Net investment income[1]	0.54	0.52	0.52	0.52	0.51
Net realized and unrealized gain
(loss) on investments	0.36	0.15	(0.21)	(0.37)	(0.07)
Total from investment operations	0.90	0.67	0.31	0.15	0.44
Less distributions
From net investment income	(0.54)	(0.52)	(0.52)	(0.52)	(0.51)
Net asset value, end of year	$12.46	$12.61	$12.40	$12.03	$11.96
Total return (%)[2]	7.54[3]	5.50	2.54[3]	1.18[3]	3.73[3]

Ratios and supplemental data

Net assets, end of year (in millions)	$44	$44	$43	$40	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	1.06	1.03	1.03	1.04
Expenses net of all fee waivers	1.01	1.06	1.03	1.03	1.04
Expenses net of all fee waivers and credits	1.01	1.06	1.03	1.03	1.04
Net investment income	4.35	4.18	4.20	4.22	4.28
Portfolio turnover (%)	43	25	32	17	25

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

Annual report | New York Tax-Free Income Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-04	8-31-05	8-31-06	8-31-07	8-31-08

Per share operating performance

Net asset value, beginning of year	$12.10	$12.46	$12.61	$12.40	$12.03
Net investment income[1]	0.45	0.43	0.43	0.43	0.43
Net realized and unrealized gain
(loss) on investments	0.36	0.15	(0.21)	(0.37)	(0.07)
Total from investment operations	0.81	0.58	0.22	0.06	0.36
Less distributions
From net investment income	(0.45)	(0.43)	(0.43)	(0.43)	(0.43)
Net asset value, end of year	$12.46	$12.61	$12.40	$12.03	$11.96
Total return (%)[2]	6.80[3]	4.77	1.83[3]	0.48[3]	3.01[3]

Ratios and supplemental data

Net assets, end of year (in millions)	$20	$17	$14	$11	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72	1.76	1.73	1.73	1.74
Expenses net of all fee waivers	1.71	1.76	1.73	1.73	1.74
Expenses net of all fee waivers and credits	1.71	1.76	1.73	1.73	1.74
Net investment income	3.65	3.48	3.50	3.52	3.57
Portfolio turnover (%)	43	25	32	17	25

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

20	New York Tax-Free Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-04	8-31-05	8-31-06	8-31-07	8-31-08

Per share operating performance

Net asset value, beginning of year	$12.10	$12.46	$12.61	$12.40	$12.03
Net investment income[1]	0.45	0.43	0.43	0.43	0.43
Net realized and unrealized gain
(loss) on investments	0.36	0.15	(0.21)	(0.37)	(0.07)
Total from investment operations	0.81	0.58	0.22	0.06	0.36
Less distributions
From net investment income	(0.45)	(0.43)	(0.43)	(0.43)	(0.43)
Net asset value, end of year	$12.46	$12.61	$12.40	$12.03	$11.96
Total return (%)[2]	6.80[3]	4.77	1.83[3]	0.48[3]	3.01[3]

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$5	$3	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72	1.76	1.73	1.73	1.74
Expenses net of all fee waivers	1.71	1.76	1.73	1.73	1.74
Expenses net of all fee waivers and credits	1.71	1.76	1.73	1.73	1.74
Net investment income	3.65	3.48	3.50	3.51	3.57
Portfolio turnover (%)	43	25	32	17	25

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

Annual report | New York Tax-Free Income Fund	21

Notes to financial statements

Note 1
Organization

John Hancock New York Tax-Free Income Fund (the Fund) is a non-diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with the preservation of capital, that is exempt from federal, New York State and New York City personal income taxes. Since the Fund invests primarily in New York state issuers, the Fund may be affected by political, economic or regulatory developments in the state of New York.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by

22	New York Tax-Free Income Fund | Annual report

and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemni-fied against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2008.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments.

Annual report | New York Tax-Free Income Fund	23

When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For Federal income tax purposes, the Fund has $579,793 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: August 31, 2010 — $163,808, August 31, 2011 — $414,533, August 31, 2012 — $1,452.

Net capital losses of $71,600 are attributable to security transactions incurred after October 31, 2007, are treated as arising on September 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of July 31, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually. During the year ended August 31, 2007, the tax character of distributions paid was as follows: ordinary income $4,889 and tax-exempt income of $2,325,596. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $3,533 and exempt income of $2,201,411. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2008, the components of distributable earnings on a tax basis included $20,939 of undistributed exempt income.

24	New York Tax-Free Income Fund | Annual report

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3
Risks and uncertainties

State concentration risk

The Fund invests mainly in bonds from a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuer and have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Note 4
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $1,250,000,000. The effective rate for the period ended August 31, 2008 is 0.50% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B

Annual report | New York Tax-Free Income Fund	25

and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $43.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2008, JH Funds received net up-front sales charges of $82,573 with regard to sales of Class A shares. Of this amount, $10,757 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $61,590 was paid as sales commissions to unrelated broker-dealers and $10,226 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2008, CDSCs received by JH Funds amounted to $6,351 for Class B shares and $5 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For the period from September 1, 2007 to May 31, 2008, the Fund paid a monthly fee which is based on an annual rate of $16 for each Class A shareholder account, $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. Effective June 1, 2008, the Fund pays a monthly fee which is based on an annual rate of $17.50 for each Class A, Class B and Class C shareholder account.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended August 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $653 for transfer agent credits earned.

Class level expenses for the year ended August 31, 2008 were as follows:

Distribution and
Share class	service fees

Class A	$125,309
Class B	91,666
Class C	31,307
Total	$248,282

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $5,595 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated

26	New York Tax-Free Income Fund | Annual report

Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 5
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended August 31, 2007, and August 31, 2008, along with the corresponding dollar value.

		Year ended 8-31-07	Year ended 8-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	239,433	$2,958,232	725,645	$8,752,039
Distributions reinvested	101,055	1,245,290	108,990	1,307,779
Repurchased	(468,444)	(5,782,516)	(504,091)	(6,058,408)
Net increase (decrease)	(127,956)	($1,578,994)	330,544	$4,001,410

Class B shares

Sold	25,927	$320,277	15,748	$188,942
Distributions reinvested	23,459	289,183	19,419	233,281
Repurchased	(265,314)	(3,276,108)	(257,670)	(3,113,523)
Net decrease	(215,928)	($2,666,648)	(222,503)	($2,691,300)

Class C shares

Sold	68,588	$852,442	110,434	$1,329,149
Distributions reinvested	3,797	46,817	3,752	45,036
Repurchased	(51,988)	(643,236)	(162,304)	(1,959,016)
Net increase (decrease)	20,397	$256,023	(48,118)	($584,831)

Net increase (decrease)	(323,487)	($3,989,619)	59,923	$725,279

Note 6
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, including purchase and sales of variable rate demand notes of $10,470,000 and $8,970,000, respectively, during the year ended August 31, 2008, aggregated $13,749,223 and $13,086,459, respectively. Short-term securities are excluded from these amounts.

Annual report | New York Tax-Free Income Fund	27

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock New York Tax-Free Income Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock New York Tax-Free Income Fund (the Fund) at August 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 23, 2008

28	New York Tax-Free Income Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2008.

None of the 2008 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.85% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 9.38%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | New York Tax-Free Income Fund	29

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
New York Tax-Free Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock New York Tax-Free Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and

30	New York Tax-Free Income Fund | Annual report

Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for all periods was lower than the performance of its benchmark index, the Lehman Brothers Municipal Bond Index, as was the Category and Peer Group medians. The Board also noted that the Fund’s performance for the 1- and 3-year periods was lower than the performance of its Category median but generally in line with the performance of its Category median for the 5- and 10-year periods. The Board also noted that the Fund’s performance for all periods under review was generally in line with the performance of the Peer Group median.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and lower than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio was lower than the median of the Peer Group and equal to the median of the Category. The Board noted that the Fund’s Net Expense Ratio was higher than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on

Annual report | New York Tax-Free Income Fund	31

other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadvisor, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadvisor with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

32	New York Tax-Free Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2005	50

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007),
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since
2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century
Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen
(manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner,[2] Born: 1938	2004	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Annual report | New York Tax-Free Income Fund	33

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	1996	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until
2007).

Patti McGill Peterson,[2] Born: 1943	1996	50

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and
the Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational Exchange
(since 2003).

Steven R. Pruchansky, Born: 1944	2005	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First
Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Non-Independent Trustees3

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	267

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

34	New York Tax-Free Income Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003);
Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President,
John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Annual report | New York Tax-Free Income Fund	35

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2007); Director, Executive Vice
President and Chief Operating Officer, John Hancock Investment Management Services, LLC (since
2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007); Director, Executive Vice
President and Chief Financial Officer, John Hancock Investment Management Services, LLC (2005–2007);
Executive Vice President and Chief Financial Officer, MFC Global (U.S.) (2005–2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock
Funds II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President and General
Manager, John Hancock Fixed Annuities, U.S. Wealth Management (2004–2005); Vice President,
Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as a Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008.

36	New York Tax-Free Income Fund | Annual report

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Advisers, LLC
James R. Boyle†
William H. Cunningham	Subadviser
Deborah C. Jackson	MFC Global Investment
Charles L. Ladner*	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky	Custodian
*Members of the Audit Committee	The Bank of New York Mellon
†Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:

Regular mail	Express mail
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Annual report | New York Tax-Free Income Fund	37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.	7600A 8/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/08

John Hancock
MUTUAL FUNDS

John Hancock

Massachusetts Tax-Free Income Fund

Annual Report

8.31.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

Municipal bonds weathered a difficult environment to post positive results for the year ended August 31, 2008. Mortgage-related losses led to credit rating downgrades for municipal bond insurers. The ensuing credit concerns, along with an exodus of non-traditional municipal investors, such as hedge funds, led to a sell-off in the municipal market in early 2008. However, municipal bonds enjoyed a recovery during the last six months of the period. The U.S. economic slowdown had a negative impact on tax revenues in Massachusetts. Nonetheless, the state budget remained in fairly good shape through its most recent fiscal year. However, the state faces a number of challenges going forward, including a voter initiative to eliminate the state sales tax.

Fund performance

For the year ended August 31, 2008, John Hancock Massachusetts Tax-Free Income Fund’s Class A, Class B and Class C shares posted total returns of 3.55%, 2.83% and 2.83%, respectively, at net asset value. By comparison, Morningstar’s muni Massachusetts fund category produced an average return of 2.65%, while the Lehman Brothers Municipal Bond Index returned 4.48%.

“Municipal bonds weathered a
difficult environment to post
positive results for the year ended
August 31, 2008.”

The key behind the Fund’s outperformance of its Morningstar peer group average was its higher credit quality. With credit spreads — the difference between the yields of higher-and lower-quality bonds — widening significantly during the period, the portfolio’s emphasis on higher-quality securities enhanced results relative to its peer group. Another favorable factor was individual security selection. Our focus on fundamental credit research and comprehensive analysis was rewarded as many of our securities held up well in a difficult environment. Bonds that finance essential services, such as water and sewer, were among the better performers in the portfolio for the 12-month period, along with education and general obligation bonds. The weakest performers were project finance bonds, which tend to be lower-quality securities with greater economic sensitivity.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Massachusetts Tax-Free Income Fund | Annual report

A look at performance

For the periods ended August 31, 2008

		Average annual returns (%)				Cumulative total returns (%)				SEC
		with maximum sales charge (POP)				with maximum sales charge (POP)				30-day
										yield (%)
	Inception				Since				Since	as of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	8-31-08

A	9-3-87	–1.09	3.17	3.94	—	–1.09	16.90	47.11	—	3.66

B	10-3-96	–2.14	3.05	3.83	—	–2.14	16.19	45.62	—	3.14

C	4-1-99	1.84	3.40	—	3.74	1.84	18.18	—	41.31	3.14

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A —0.98%, Class B — 1.68%, Class C — 1.68%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | Massachusetts Tax-Free Income Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Massachusetts Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	8-31-98	$14,562	$14,562	$16,094

C2	4-1-99	14,131	14,131	15,662

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of August 31, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

8	Massachusetts Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,041.60	$4.98

Class B	1,000.00	1,037.90	8.61

Class C	1,000.00	1,037.90	8.55

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Massachusetts Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,020.30	$4.93

Class B	1,000.00	1,016.70	8.52

Class C	1,000.00	1,016.70	8.47

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.97%, 1.68% and 1.67% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

10	Massachusetts Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Massachusetts Turnpike Auth., 1-1-23, 5.125%	3.8%

Boston Housing Authority, 4-1-27, 5.000%	2.8%

Holyoke Gas & Electric Department, 12-1-31, 5.000%	2.8%

Route 3 North Transit Improvement Associates, 6-15-29, 5.375%	2.8%

Massachusetts Development Finance Agency, 11-1-28, 5.450%	2.6%

California Econ. Recovery GO Unltd., 7-1-23, 2.240%	2.5%

Massachusetts Industrial Finance Agency, 12-1-20, 6.750%	2.3%

Massachusetts Water Pollution Abatement Trust, 8-1-18, 5.250%	2.3%

Massachusetts Bay Transportation Auth., 7-1-33, 5.250%	2.3%

Massachusetts Health & Educational Facilities Auth., 12-15-31, 9.200%	2.1%

Sector distribution[1,2]

General obligation bonds	10%	Water & sewer	2%

Revenue bonds		Public facility	2%

Transportation	21%	Pollution	1%

Education	12%	Resource recovery	1%

Health	9%	Economic development	1%

Industrial development	3%	Correctional facilities	1%

Housing	3%	Other	31%

Electric	3%

1 As a percentage of net assets on August 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Massachusetts Tax-Free Income Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-08

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 100.00%					$119,322,635

(Cost $116,465,097)

California 2.89%					3,445,000

California Econ. Recovery GO Unltd.,
Ser. C–5 (V)	2.240%	07-01-23	AA+	$2,995	2,995,000

California GO Unltd.,
Daily Kindergarten Univ. Ser. A–4 (V)	2.240	05-01-34	AA	450	450,000

Massachusetts 87.05%					103,875,527

Boston Housing Authority,
Rev Bond (D)	5.000	04-01-27	AAA	3,255	3,339,663
Rev Bond (D)	4.500	04-01-26	AAA	1,000	982,080

Boston City Industrial Development
Financing Auth,
Rev Ref Swr Facil Harbor Electric
Energy Co Proj	7.375	05-15-15	BBB	170	171,674

Boston Water & Sewer Commission,
Rev Ref Sr Ser 1992A	5.750	11-01-13	AA	500	540,150

Freetown Lakeville Regional
School District,
GO Unltd (D)	5.000	07-01-23	AA	1,000	1,022,480

Holyoke Gas & Electric Department,
Rev Ser 2001A (D)	5.000	12-01-31	A2	3,410	3,331,809

Massachusetts Bay Transportation Auth,
Rev Assessment Ser A	5.250	07-01-31	AAA	1,000	1,092,720
Rev Ref Spec Assessment Ser 2006A	5.250	07-01-35	AAA	1,310	1,423,367
Rev Spec Assessment Ser 2004A	5.000	07-01-34	AAA	1,000	1,105,220
Rev Preref Spec Assessment Ser 2007A	5.250	07-01-30	Aa1	150	158,643
Rev Ref Preref Assessment Ser 2000A	5.750	07-01-14	AAA	845	901,269
Rev Preref Spec Assessment Ser 2000A	5.250	07-01-30	Aa1	780	824,944
Rev Ref Ser 1994A	7.000	03-01-14	AA	1,000	1,163,360
Ref Ref Spec Assessment Ser 2007A	5.250	07-01-30	AAA	70	71,928
Rev Ref Cap Appr Ser 2007A–2	Zero	07-01-26	AAA	2,500	986,700
Rev Ref Sr Sales Tax Ser 2005A	5.000	07-01-31	AAA	2,000	2,115,160
Rev Ref Sr Sales Tax Ser 2008B	5.250	07-01-33	AAA	2,500	2,727,225

Massachusetts Development
Finance Agency,
Rev Ref Resource Recovery
Southeastern Ser 2001A (D)	5.625	01-01-16	AA	500	538,950

See notes to financial statements

12	Massachusetts Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Massachusetts (continued)

Massachusetts Development
Finance Agency,
Rev Ref Combined Jewish
Philanthropies Ser 2002A	5.250%	02-01-22	Aa3	$1,875	$1,976,062
Rev Curry College Ser 2006A (D)	5.250	03-01-26	BBB	1,000	947,390
Rev Curry College Ser 2005A (D)	4.500	03-01-25	BBB	1,000	856,420
Rev Belmont Hill School	5.000	09-01-31	A	1,000	1,083,450
Rev Ref First Mortgage Orchard Cove	5.250	10-01-26	BB–	1,000	854,350
Rev Volunteers of America Concord
Ser 2000A	6.900	10-20-41	AAA	1,000	1,179,670
Rev Linden Ponds Inc Facility Ser
2007A (G)	5.750	11-15-35	BB+	1,500	1,292,565
Rev Ref Mass College of Pharmacy
Ser 2007E (D)	5.000	07-01-37	AAA	1,000	996,900
Rev Plantation Apts Hsg Prig Ser 2004A	5.000	12-15-24	AAA	2,320	2,167,599
New England Conserv of Music	5.250	07-01-38	Baa1	2,000	1,912,840
Rev YMCA Greater Boston Iss (G)	5.450	11-01-28	AA	3,000	3,078,990
Rev YMCA Greater Boston Iss (G)	5.350	11-01-19	AA	1,000	1,026,160

Massachusetts Dev Finance Agency Solid
Wst Disposal Rev, Dominion Energy	5.000	02-01-36	A–	1,000	884,550

Massachusetts GO
Unltd Ref Ser. C (D)	5.500	12-01-24	AA	2,000	2,260,900

Massachusetts Health &
Educational Facilities Auth,
Rev Ref Boston College Iss Ser 1998L	5.000	06-01-26	AA–	1,000	1,001,830
Rev Ref Boston College Iss Ser 1998L	4.750	06-01-31	AA–	1,000	974,140
Rev Caregroup Ser 2008E-1 (M)(P)	5.125	07-01-33	BBB+	250	231,472
Rev Civic Investments Inc Ser
2002B (G)	9.200	12-15-31	AA	2,000	2,517,280
Rev Ref Emerson Hosp Ser 2005E (D)	5.000	08-15-35	BBB+	1,000	834,630
Rev Ref Harvard Pilgrim Health
Ser 1998A (D)	5.000	07-01-18	AAA	1,000	1,010,450
Rev Harvard Univ Iss Ser 2000W	6.000	07-01-35	Aaa	1,000	1,080,720
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BB–	1,500	1,482,900
Rev Ref Lahey Clinic Med Ctr
Ser 2005C (D)	5.000	08-15-23	A	1,000	991,660
Rev Preref Partners Health Care Ser 2001C	5.750	07-01-32	AAA	970	1,067,689
Rev Ref Partners Health Care Ser 2001C	5.750	07-01-32	AA	30	30,487
Rev Preref South Shore Hospital
Ser 1999F	5.750	07-01-29	A–	635	661,429
Rev Simmons College Ser 2000D (D)	6.150	10-01-29	AAA	1,000	1,091,470
Rev Sterling & Francine Clark
Ser 2006A	5.000	07-01-36	AA	1,000	1,002,510
Rev Univ of Mass Worcester
CampusSer 2001B (D)	5.250	10-01-31	A+	1,500	1,624,650
Rev Bal South Shore 1999F	5.750	07-01-29	A–	365	365,628
Rev Wheelock College Ser 2000B (D)	5.625	10-01-30	A2	1,000	1,095,440
Rev Ref Williams College Ser 2003H	5.000	07-01-33	AAA	1,500	1,512,075

Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A (D)	5.800	07-01-30	AA	975	954,593
Rev Ser 2003B	4.700	12-01-16	AA–	1,265	1,267,138

See notes to financial statements

Annual report | Massachusetts Tax-Free Income Fund	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Massachusetts (continued)

Massachusetts Indl Finance Agy
Resource Recovery Rev,
Ref Ogden Haverhill Proj Ser A	5.600%	12-01-19	BBB	$500	$491,770

Massachusetts Industrial Finance Agency,
Rev Wtr Treatment American Hingham
Proj (G)	6.900	12-01-29	BBB–	1,210	1,212,359
Rev Wtr Treatment American Hingham
Proj (G)	6.750	12-01-20	BBB–	2,780	2,785,060

Massachusetts Port Auth
Rev Ser 1999C (D)	5.750	07-01-29	AAA	1,250	1,323,237
Rev Spec Facil US Air Proj Ser 1996A (D)	5.750	09-01-16	AA	1,000	989,280
Rev Ref Bosfuel Proj (D)	5.000	07-01-32	A2	1,770	1,569,441

Massachusetts Special Obligation
Dedicated Tax,
Rev Spec Oblig (D)	5.250	01-01-26	A	1,000	1,097,260
Rev. Ref Spec Oblig (D)	5.500	01-01-27	A	1,000	1,084,660

Massachusetts State College Bldg Auth
Proj Rev, Cap Apprec. Ref Ser. B (D)	Zero	05-01-19	BBB–	1,000	601,330

Massachusetts State Dev Finance
Agy Resource Recovery Rev, Ogden
Haverhill Proj Ser. B	5.500	12-01-19	BBB	1,500	1,445,160

Massachusetts Turnpike Auth,
Rev Ref Metro Hwy Sys Sr Ser 1997C (D)	Zero	01-01-20	AA	1,000	575,030
Rev Ref MBIA–IBC Ser 1993A (D)	5.125	01-01-23	AAA	445	484,859
Rev Ref Metro Hwy Sys Sr Ser 1997A (D)	5.125	01-01-23	AA	4,450	4,475,142
Rev Ref Metro Hwy Sys Sr Ser 1997A (D)	5.000	01-01-37	AA	300	295,509

Massachusetts Water Pollution
Abatement Trust,
Rev Preref Pool Prig Ser 7	5.125	02-01-31	AAA	645	688,596
Preref Pool PG Ser 9	5.250	08-01-18	AAA	2,440	2,755,907
Rev Unref Bal Pool Prig Ser 7	5.125	02-01-31	AAA	1,775	1,796,264
Unref Bal Pool PG Ser 2003-9	5.250	08-01-18	AAA	60	66,179
Rev Ser 2007-13	5.000	08-01-28	AAA	1,000	1,034,150

Massachusetts, Commonwealth of,
GO Cons Ln Ser C
Cons Ln Ser C	5.500	11-01-15	AA	1,000	1,139,640
Cons Ln Ser C	5.375	12-01-19	AA	1,000	1,087,120
Cons Ln Ser C	5.000	09-01-24	AAA	1,000	1,115,020
Cons Ln (D)	5.500	11-01-17	AAA	1,000	1,145,400
Cons Ln Ser E (D)	5.000	11-01-25	AA	1,000	1,072,970

Narragansett Regional School District,
GO Unltd (D)	5.375	06-01-18	Aa3	1,000	1,048,530

Pittsfield, City of,
GO Ltd (D)	5.000	04-15-19	AA	1,000	1,049,580

Plymouth, County of,
Rev Ref Cert of Part Correctional
Facil Proj (D)	5.000	04-01-22	AA	1,000	1,025,560

Rail Connections, Inc.,
Rev Cap Apprec Tre 128 Pkg Ser 1999B	Zero	07-01-18	Aaa	1,750	987,280
Rev Cap Apprec Rte 128 Pkg
Ser 1999B	Zero	07-01-19	Aaa	2,415	1,275,531

See notes to financial statements

14	Massachusetts Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Massachusetts (continued)

Route 3 North Transit
Improvement Associates,
Rev Lease (D)	5.375%	06-15-29	AA	$3,100	$3,281,784

University of Massachusetts, Rev Bldg
Auth Facil Gtd Ser 2000A (D)	5.125	11-01-25	AA	1,000	1,062,540

New York 0.81%					965,000

New York City Municipal Water
Finance Authority
Wtr & Swr Sys Rev Ser. F-2 (V)	2.300	06-15-35	AAA	465	465,000

New York, City of, GO Unltd,
Sub. Ser. A–10 (V)	2.200	08-01-17	AAA	500	500,000

Puerto Rico 9.25%					11,037,108

Puerto Rico, Commonwealth of,
Rev Inverse Floater (D)(M)(P)	7.720	07-01-11	AA	1,000	1,132,280
GO Unltd Ser 975 (D)(P)	7.920	07-01-18	Aaa	1,500	1,715,070

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (D)(M)(P)	7.470	07-01-11	AAA	2,000	2,404,320
Rev Ref Sr Lien Ser 2008A	6.125	07-01-24	BBB–	1,750	1,547,770

Puerto Rico Highway &
Transportation Auth,
Rev Preref Hwy Ser 1996Y	6.250	07-01-14	A–	955	1,122,860
Rev Ref Hwy Ser 2003AA (D)	5.500	07-01-19	AA	2,000	2,080,200

Puerto Rico Housing Finance Auth. Rev
Sub Cap Fd	5.125	12-01-27	AA–	1,000	984,890
Rev Unref Bal Hwy Ser 1996Y	6.250	07-01-14	A–	45	49,718

				Par value
Issuer, description, maturity date				(000)	Value

Short-term investments 0.08%					$90,000

(Cost $90,000)

Joint Repurchase Agreement 0.08%					90,000

Joint Repurchase Agreement with Barclays PLC dated 8-29-08 at
2.02% to be repurchased at $90,020 on 9-2-08, collateralized by
$78,702 U.S. Treasury Inflation Indexed Note, 2.50%, due 7-15-16
(valued at $91,800, including interest).				$90	90,000

Total investments (Cost $116,555,097)† 100.07%					$119,412,635

Other assets and liabilities, net (0.07%)					($88,455)

Total net assets 100.00%					$119,324,180

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements

Annual report | Massachusetts Tax-Free Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investments

ACA Financial Guaranty Corp.	1.51
Ambac Financial Group, Inc.	6.24
Assured Guaranty Ltd.	0.83
Financial Guaranty Insurance Company	5.74
Financial Security Assurance, Inc.	7.97
Municipal Bond Insurance Association	19.54
Radian Group, Inc.	0.70
Syncora Guarantee, Inc. (XLCA)	0.50

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(M) Inverse floater bond purchased on secondary market.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2008.

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $116,259,644. Net unrealized appreciation aggregated $3,152,991, of which $5,046,456 related to appreciated investment securities and $1,893,465 related to depreciated investment securities.

See notes to financial statements

16	Massachusetts Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $116,555,097)	$119,412,635
Receivable for shares sold	787,945
Interest receivable	1,373,496
Receivable from affiliates	3,847

Total assets	121,577,923

Liabilities

Due to custodian	154,922
Payable for investments purchased	1,921,280
Payable for shares repurchased	13,957
Payable to affiliates
Management fees	48,489
Distribution and service fees	41,692
Other	22,203
Other payables and accrued expenses	51,200

Total liabilities	2,253,743

Net assets

Capital paid-in	116,115,914
Accumulated net realized gain on investments	343,195
Net unrealized appreciation of investments	2,857,538
Accumulated net investment income	7,533

Net assets	$119,324,180

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($97,305,114 ÷ 7,924,748 shares)	$12.28
Class B ($9,838,523 ÷ 801,346 shares)[1]	$12.28
Class C ($12,180,543 ÷ 992,053 shares)[1]	$12.28

Maximum offering price per share

Class A ($12.28 ÷ 95.5%)[2]	$12.86

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Massachusetts Tax-Free Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 8-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$5,540,756

Total investment income	5,540,756

Expenses

Investment management fees (Note 4)	547,982
Distribution and service fees (Note 4)	482,260
Transfer agent fees (Note 4)	65,784
Accounting and legal services fees (Note 4)	12,632
Custodian fees	45,316
Professional fees	24,049
Printing fees	21,050
Blue sky fees	15,081
Trustees’ fees	4,575
Miscellaneous	4,093

Total expenses	1,222,822
Less expense reductions (Note 4)	(1,153)

Net expenses	1,221,669

Net investment income	4,319,087

Realized and unrealized gain (loss)

Net realized gain on investments	54,090
Change in net unrealized appreciation (depreciation) of investments	(761,375)

Net realized and unrealized loss	(707,285)

Increase in net assets from operations	$3,611,802

See notes to financial statements

18	Massachusetts Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-07	8-31-08

Increase (decrease) in net assets

From operations
Net investment income	$4,179,025	$4,319,087
Net realized gain	170,909	54,090
Change in net unrealized appreciation (depreciation)	(2,453,587)	(761,375)

Increase in net assets resulting from operations	1,896,347	3,611,802

Distributions to shareholders
From net investment income
Class A	(3,238,460)	(3,530,398)
Class B	(506,352)	(365,306)
Class C	(372,916)	(365,433)
From net realized gain
Class A	(48,486)	(145,816)
Class B	(10,264)	(20,811)
Class C	(6,898)	(18,468)

	(4,183,376)	(4,446,232)

From Fund share transactions (Note 5)	(734,203)	17,294,873

Total increase (decrease)	(3,021,232)	16,460,443

Net assets

Beginning of year	105,884,969	102,863,737

End of year[1]	$102,863,737	$119,324,180

1 Includes accumulated net investment income of $7,821 and $7,533, respectively.

See notes to financial statements

Annual report | Massachusetts Tax-Free Income Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-04	8-31-05	8-31-06	8-31-07	8-31-08

Per share operating performance

Net asset value, beginning of year	$12.38	$12.75	$12.87	$12.64	$12.37
Net investment income[1]	0.56	0.54	0.53	0.53	0.51
Net realized and unrealized gain
(loss) on investments	0.36	0.11	(0.24)	(0.27)	(0.08)
Total from investment operations	0.92	0.65	0.29	0.26	0.43
Less distributions
From net investment income	(0.55)	(0.53)	(0.52)	(0.52)	(0.50)
From net realized gain	—	—	—[2]	(0.01)	(0.02)
Total distributions	(0.55)	(0.53)	(0.52)	(0.53)	(0.52)
Net asset value, end of year	$12.75	$12.87	$12.64	$12.37	$12.28
Total return (%)[3]	7.55	5.21	2.38[4]	2.02[4]	3.55[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$71	$76	$78	$80	$97
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.04	0.99	0.98	0.98
Expenses net of all fee waivers	1.01	1.04	0.99	0.98	0.98
Expenses net of all fee waivers
and credits	1.01	1.04	0.99	0.98	0.97
Net investment income	4.40	4.20	4.19	4.16	4.08
Portfolio turnover (%)	44	26	15	25	22

1 Based on the average of the shares outstanding.

2 Capital gains distribution less than $0.01.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

20	Massachusetts Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-04	8-31-05	8-31-06	8-31-07	8-31-08

Per share operating performance

Net asset value, beginning of year	$12.38	$12.75	$12.87	$12.64	$12.37
Net investment income[1]	0.47	0.45	0.44	0.44	0.42
Net realized and unrealized gain
(loss) on investments	0.36	0.11	(0.24)	(0.27)	(0.08)
Total from investment operations	0.83	0.56	0.20	0.17	0.34
Less distributions
From net investment income	(0.46)	(0.44)	(0.43)	(0.43)	(0.41)
From net realized gain	—	—	—[2]	(0.01)	(0.02)
Total distributions	(0.46)	(0.44)	(0.43)	(0.44)	(0.43)
Net asset value, end of year	$12.75	$12.87	$12.64	$12.37	$12.28
Total return (%)[3]	6.80	4.48	1.67[4]	1.31[4]	2.83[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$23	$20	$17	$12	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	1.74	1.69	1.68	1.68
Expenses net of all fee waivers	1.71	1.74	1.69	1.68	1.68
Expenses net of all fee waivers
and credits	1.71	1.74	1.69	1.68	1.67
Net investment income	3.70	3.50	3.49	3.46	3.39
Portfolio turnover (%)	44	26	15	25	22

1 Based on the average of the shares outstanding.

2 Capital gains distribution less than $0.01.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

Annual report | Massachusetts Tax-Free Income Fund	21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-04	8-31-05	8-31-06	8-31-07	8-31-08

Per share operating performance

Net asset value, beginning of year	$12.38	$12.75	$12.87	$12.64	$12.37
Net investment income[1]	0.47	0.45	0.44	0.44	0.42
Net realized and unrealized gain
(loss) on investments	0.36	0.11	(0.24)	(0.27)	(0.08)
Total from investment operations	0.83	0.56	0.20	0.17	0.34
Less distributions
From net investment income	(0.46)	(0.44)	(0.43)	(0.43)	(0.41)
From net realized gain	—	—	—[2]	(0.01)	(0.02)
Total distributions	(0.46)	(0.44)	(0.43)	(0.44)	(0.43)
Net asset value, end of year	$12.75	$12.87	$12.64	$12.37	$12.28
Total return (%)[3]	6.80	4.48	1.67[4]	1.31[4]	2.83[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$8	$8	$11	$10	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	1.74	1.69	1.68	1.68
Expenses net of all fee waivers	1.71	1.74	1.69	1.68	1.68
Expenses net of all fee waivers
and credits	1.71	1.74	1.69	1.68	1.67
Net investment income	3.69	3.49	3.48	3.46	3.38
Portfolio turnover (%)	44	26	15	25	22

1 Based on the average of the shares outstanding.

2 Capital gains distribution less than $0.01.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

22	Massachusetts Tax-Free Income Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock Massachusetts Tax-Free Income Fund (the Fund) is a non-diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and Massachusetts personal income taxes. Since the Fund invests primarily in Massachusetts state issuers, the Fund may be affected by political, economic or regulatory developments in the state of Massachusetts.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Annual report | Massachusetts Tax-Free Income Fund	23

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2008.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

24	Massachusetts Tax-Free Income Fund | Annual report

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of July 31, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually. During the year ended August 31, 2007, the tax character of distributions paid was as follows: ordinary income $9,741, tax exempt income $4,107,987 and long-term capital gain $65,648. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $27,894, tax exempt income $4,233,243 and long-term capital gain $185,095. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2008, the components of distributable earnings on a tax basis included $10,362 of undistributed exempt income and $47,742 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities.

Annual report | Massachusetts Tax-Free Income Fund	25

Note 3
Risks and uncertainties

State concentration risk

The Fund invests mainly in bonds from a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuer and have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Note 4
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $1,250,000,000. The effective rate for the year ended August 31, 2008 is 0.50% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $115.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2008, JH Funds received net up-front sales charges of $216,851 with regard to sales of

26	Massachusetts Tax-Free Income Fund | Annual report

Class A shares. Of this amount, $29,509 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $179,617 was paid as sales commissions to unrelated broker-dealers and $7,725 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2008, CDSCs received by JH Funds amounted to $25,149 for Class B shares and $898 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For the period from September 1, 2007 to May 31, 2008, the Fund paid a monthly fee which is based on an annual rate of $16 for each Class A shareholder account, $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. Effective June 1, 2008, the Fund pays a monthly fee which is based on an annual rate of $17.50 for each Class A, Class B and Class C shareholder account.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended August 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $1,038 for transfer agent credits earned.

Class level expenses for the period ended August 31, 2008, were as follows:

Distribution and
Share class	service fees

Class A	$263,015
Class B	109,475
Class C	109,770
Total	$482,260

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $12,632 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Annual report | Massachusetts Tax-Free Income Fund	27

Note 5
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended August 31, 2007, and August 31, 2008, along with the corresponding dollar value.

		Year ended 8-31-07	Period ended 8-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,276,935	$16,066,440	2,219,649	$27,487,293
Distributions reinvested	172,992	2,176,719	196,397	2,425,793
Repurchased	(1,134,584)	(14,263,334)	(955,292)	(11,857,448)
Net increase	315,343	$3,979,825	1,460,754	$18,055,638

Class B shares

Sold	76,660	$964,654	46,318	$571,989
Distributions reinvested	22,008	277,160	18,462	228,233
Repurchased	(468,311)	(5,902,238)	(271,739)	(3,381,097)
Net decrease	(369,643)	($4,660,424)	(206,959)	($2,580,875)

Class C shares

Sold	173,366	$2,187,397	272,222	$3,366,433
Distributions reinvested	20,105	253,020	20,820	257,178
Repurchased	(198,787)	(2,494,021)	(145,385)	(1,803,501)
Net increase (decrease)	(5,316)	($53,604)	147,657	$1,820,110

Net increase (decrease)	(59,616)	($734,203)	1,401,452	$17,294,873

Note 6
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, including purchase and sales of variable rate demand notes of $23,805,000 and $19,395,000, respectively, during the year ended August 31, 2008, aggregated $42,266,830 and $23,438,950, respectively. Short-term securities are excluded from these amounts.

28	Massachusetts Tax-Free Income Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Massachusetts Tax-Free Income Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Massachusetts Tax-Free Income Fund (the Fund) at August 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 23, 2008

Annual report | Massachusetts Tax-Free Income Fund	29

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2008.

The Fund has designated distributions to shareholders of $185,095 as a long-term capital gain dividend.

None of the 2008 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.38% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 9.99%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

30	Massachusetts Tax-Free Income Fund | Annual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Massachusetts Tax-Free Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Massachusetts Tax-Free Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and

Annual report | Massachusetts Tax-Free Income Fund	31

Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 1-year period was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that the Fund’s performance during the 3-year period lower than the performance of its benchmark index, but generally in line with the performance of its benchmark index for the 5- and 10-year periods. The Board noted that the Fund’s performance for the 3-year period was higher than the performance of the Peer Group median and generally in line with the performance of the Category median. The Board viewed favorably that the Fund’s performance for the 5- and 10-year periods was higher than the performance of the Peer Group and Category medians.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rates of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio was lower than the Peer Group median and not appreciably higher than the Category median. The Board also noted that the Fund’s Net Expense Ratio was higher than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

32	Massachusetts Tax-Free Income Fund | Annual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadvisor, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadvisor with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | Massachusetts Tax-Free Income Fund	33

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2005	50

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007),
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since
2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century
Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen
(manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner,[2] Born: 1938	2004	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

34	Massachusetts Tax-Free Income Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	1996	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Patti McGill Peterson,[2] Born: 1943	1996	50

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and
the Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational Exchange
(since 2003).

Steven R. Pruchansky, Born: 1944	2005	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First
Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	267

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

Annual report | Massachusetts Tax-Free Income Fund	35

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003);
Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President,
John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

36	Massachusetts Tax-Free Income Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2007); Director, Executive Vice
President and Chief Operating Officer, John Hancock Investment Management Services, LLC (since
2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007); Director, Executive Vice
President and Chief Financial Officer, John Hancock Investment Management Services, LLC (2005–2007);
Executive Vice President and Chief Financial Officer, MFC Global (U.S.) (2005–2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock
Funds II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President and General
Manager, John Hancock Fixed Annuities, U.S. Wealth Management (2004–2005); Vice President,
Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as a Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008.

Annual report | Massachusetts Tax-Free Income Fund	37

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Advisers, LLC
James R. Boyle†
William H. Cunningham	Subadviser
Deborah C. Jackson	MFC Global Investment
Charles L. Ladner*	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky
*Members of the Audit Committee	Custodian
†Non-Independent Trustee	The Bank of New York Mellon

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered
Francis V. Knox, Jr.	public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:

Regular mail	Express mail
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

38	Massachusetts Tax-Free Income Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.	7700A 8/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, August 31, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $35,600 for the fiscal year ended August 31, 2008 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $17,800 and John Hancock New York Tax-Free Income Fund - $17,800) and $35,600 for the fiscal year ended August 31, 2007 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $17,800 and John Hancock New York Tax-Free Income Fund - $17,800). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended August 31, 2008 and fiscal year ended August 31, 2007 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $5,000 for the fiscal year ended August 31, 2008 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $2,500 and John Hancock New York Tax-Free Income Fund - $2,500) and $5,000 for the fiscal year ended August 31, 2007 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $2,500 and John Hancock New York Tax-Free Income Fund - $2,500). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended August 31, 2008 and fiscal year ended August 31, 2007 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended August 31, 2008, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $867,445 for the fiscal year ended August 31, 2008, and $1,684,235 for the fiscal year ended August 31, 2007.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Charles L. Ladner
Patti McGill Peterson
Stanley Martin

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 30, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 30, 2008